LOANS, FINANCING AND DEBENTURES - Breakdown by type (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current
Current borrowings	R$ 10,501,387	R$ 4,758,247
Interest on financing	1,541,312	1,232,810
Non-current funding	8,960,075	3,525,437
Non-current
Non-current borrowings	90,934,144	72,414,445
Non-current funding	90,934,144	72,414,445
Total
Total borrowings	101,435,531	77,172,692	R$ 74,574,591
Interest on financing	1,541,312	1,232,810
Non-current funding	99,894,219	75,939,882
Foreign
Current
Current borrowings before other adjustments	9,607,427	3,603,074
Non-current
Non-current borrowings before other adjustments	73,397,488	57,701,599
Total
Borrowings, before other adjustments	83,004,915	61,304,673
Foreign | Bonds
Non-current
Non-current borrowings	R$ 49,166,804
Foreign | Bonds | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	5.00%
Current
Current borrowings before other adjustments	R$ 3,229,641	841,625
Non-current
Non-current borrowings before other adjustments	49,166,804	40,122,749
Total
Borrowings, before other adjustments	52,396,445	40,964,374
Foreign | Panda Bonds - CNH
Non-current
Non-current borrowings	R$ 1,016,331
Foreign | Panda Bonds - CNH | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	2.80%
Current
Current borrowings before other adjustments	R$ 4,224
Non-current
Non-current borrowings before other adjustments	1,016,331
Total
Borrowings, before other adjustments	1,020,555
Foreign | Export credits ("export prepayment")
Non-current
Non-current borrowings	R$ 16,283,736
Foreign | Export credits ("export prepayment") | SOFR/Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	5.40%
Current
Current borrowings before other adjustments	R$ 6,236,806	2,690,891
Non-current
Non-current borrowings before other adjustments	16,283,736	14,487,252
Total
Borrowings, before other adjustments	22,520,542	17,178,143
Foreign | Assets Financing
Non-current
Non-current borrowings	R$ 298,252
Foreign | Assets Financing | SOFR
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	3.70%
Current
Current borrowings before other adjustments	R$ 137,300	61,924
Non-current
Non-current borrowings before other adjustments	298,252	220,199
Total
Borrowings, before other adjustments	435,552	282,123
Foreign | ECA - Export Credit Agency
Non-current
Non-current borrowings	R$ 769,702
Foreign | ECA - Export Credit Agency | SOFR
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	6.30%
Current
Current borrowings before other adjustments	R$ 7,297
Non-current
Non-current borrowings before other adjustments	769,702
Total
Borrowings, before other adjustments	776,999
Foreign | IFC - International Finance Corporation
Non-current
Non-current borrowings	R$ 5,858,208
Foreign | IFC - International Finance Corporation | SOFR
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	6.00%
Current
Current borrowings before other adjustments	R$ (12,051)	731
Non-current
Non-current borrowings before other adjustments	5,858,208	2,871,399
Total
Borrowings, before other adjustments	R$ 5,846,157	2,872,130
Foreign | Other borrowings | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	1.00%
Current
Current borrowings before other adjustments	R$ 4,210	7,903
Non-current
Non-current borrowings before other adjustments	4,455
Total
Borrowings, before other adjustments	8,665	7,903
Domestic (Brazil)
Current
Current borrowings before other adjustments	893,960	1,155,173
Non-current
Non-current borrowings before other adjustments	17,536,656	14,712,846
Total
Borrowings, before other adjustments	18,430,616	15,868,019
Total borrowings	R$ 101,435,531	77,172,692
Domestic (Brazil) | Export credits ("export prepayment") | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate
Current
Current borrowings before other adjustments		791,306
Non-current
Non-current borrowings before other adjustments
Total
Borrowings, before other adjustments		791,306
Domestic (Brazil) | Assets Financing
Non-current
Non-current borrowings	R$ 56,956
Domestic (Brazil) | Assets Financing | CDI
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	18.10%
Current
Current borrowings before other adjustments	R$ 18,427	17,037
Non-current
Non-current borrowings before other adjustments	56,956	71,235
Total
Borrowings, before other adjustments	R$ 75,383	88,272
Domestic (Brazil) | BNDES –UMBNDES | BNDES –UMBNDES
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	7.20%
Current
Current borrowings before other adjustments	R$ 157
Non-current
Non-current borrowings before other adjustments	157,555
Non-current borrowings	157,555
Total
Borrowings, before other adjustments	R$ 157,712
Domestic (Brazil) | BNDES – TJLP | TJLP
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	8.60%
Current
Current borrowings before other adjustments	R$ 100,556	49,348
Non-current
Non-current borrowings before other adjustments	101,587	199,988
Non-current borrowings	101,587
Total
Borrowings, before other adjustments	R$ 202,143	249,336
Domestic (Brazil) | BNDES – TLP | TLP
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	14.80%
Current
Current borrowings before other adjustments	R$ 94,903	57,060
Non-current
Non-current borrowings before other adjustments	4,607,102	3,123,727
Non-current borrowings	4,607,102
Total
Borrowings, before other adjustments	R$ 4,702,005	3,180,787
Domestic (Brazil) | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate
Current
Current borrowings before other adjustments		4,020
Non-current
Non-current borrowings before other adjustments
Total
Borrowings, before other adjustments		4,020
Domestic (Brazil) | BNDES – SELIC | SELIC
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	14.50%
Current
Current borrowings before other adjustments	R$ 243,223	65,013
Non-current
Non-current borrowings before other adjustments	704,825	857,419
Non-current borrowings	704,825
Total
Borrowings, before other adjustments	R$ 948,048	922,432
Domestic (Brazil) | BNDES –TR | BNDES –TR
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	2.20%
Current
Current borrowings before other adjustments	R$ 84
Non-current
Non-current borrowings before other adjustments	70,015
Non-current borrowings	70,015
Total
Borrowings, before other adjustments	70,099
Domestic (Brazil) | NCE ("Export Credit Notes")
Non-current
Non-current borrowings	R$ 100,000
Domestic (Brazil) | NCE ("Export Credit Notes") | CDI
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	18.50%
Current
Current borrowings before other adjustments	R$ 3,027	3,114
Non-current
Non-current borrowings before other adjustments	100,000	100,000
Total
Borrowings, before other adjustments	103,027	103,114
Domestic (Brazil) | NCR ("Rural producer certificate")
Non-current
Non-current borrowings	R$ 2,000,000
Domestic (Brazil) | NCR ("Rural producer certificate") | CDI
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	14.80%
Current
Current borrowings before other adjustments	R$ 312,652	101,739
Non-current
Non-current borrowings before other adjustments	2,000,000	1,998,270
Total
Borrowings, before other adjustments	2,312,652	2,100,009
Domestic (Brazil) | Debentures
Non-current
Non-current borrowings	R$ 9,738,616
Domestic (Brazil) | Debentures | CDI/IPCA
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	15.40%
Current
Current borrowings before other adjustments	R$ 120,931	66,536
Non-current
Non-current borrowings before other adjustments	9,738,616	8,362,207
Total
Borrowings, before other adjustments	R$ 9,859,547	R$ 8,428,743